Stock-Based Compensation - Schedule of stock option activity (Details) - 2018 and 2023 Plan - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Shares Underlying Options
Restricted Stock Outstanding, Beginning	3,658,828	1,348,464
Restricted Stock Outstanding, Granted	323,175	2,357,807
Exercise of stock options (in shares)	17,825	27,848
Restricted Stock Outstanding, Forfeited/canceled	142,256	19,595
Restricted Stock Outstanding, Ending	3,821,922	3,658,828	1,348,464
Shares Underlying Options, Exercisable	2,163,768	1,806,093
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning at January 1, 2023	$ 7.56	$ 4.47
Weighted Average Exercise Price, Granted	9.89	9.33
Weighted Average Exercise Price, Exercised	4.16	4.32
Weighted Average Exercise Price, Forfeited/canceled	5.35	4.67
Weighted Average Exercise Price, Outstanding June 30, 2023	7.97	7.56	$ 4.47
Weighted Average Exercise Price, Exercisable at June 30, 2023	$ 6.60	$ 5.78
Weighted Average Remaining Term (years) and Aggregate Intrinsic Value
Weighted Average Remaining Term (years), Outstanding June 30, 2023	5 years 3 months 21 days	8 years 4 months 6 days	7 years 1 month 17 days
Weighted Average Remaining Term (years), Exercisable at June 30, 2023	7 years 1 month 2 days	6 years 8 months 19 days
Aggregate Intrinsic Value Outstanding	$ 4,002	$ 8,277
Aggregate Intrinsic Value, Exercisable at June 30, 2023	$ 3,412	$ 6,815
Previously Reported
Shares Underlying Options
Restricted Stock Outstanding, Beginning	7,868,448
Restricted Stock Outstanding, Ending		7,868,448
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning at January 1, 2023	$ 3.51
Weighted Average Exercise Price, Outstanding June 30, 2023		$ 3.51
Weighted Average Remaining Term (years) and Aggregate Intrinsic Value
Weighted Average Remaining Term (years), Outstanding June 30, 2023		8 years 4 months 6 days
Retroactive application of Reverse Recapitalization
Shares Underlying Options
Restricted Stock Outstanding, Beginning	4,209,620
Restricted Stock Outstanding, Ending		4,209,620
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning at January 1, 2023	$ 4.05
Weighted Average Exercise Price, Outstanding June 30, 2023		$ 4.05